Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements and Disclosures
Note 17. Fair Value Measurements and Disclosures
Fair value is defined as the price that would be received to sell an asset or paid to settle a liability in an orderly transaction between market participants at the measurement date. Accounting standards utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, which are described below:

•	Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets

•	Level 2 — Observable inputs other than quoted prices that are either directly or indirectly observable for the asset or liability

•	Level 3 — Unobservable inputs that are supported by little or no market activity
These levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed. In instances where the determination of fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety, as required under ASC
820-10,
“Fair Value Measurement.” Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accruals readily convertible into cash approximate fair value because of the short-term nature of the instruments.

The following table presents the Company’s financial assets and liabilities accounted for at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Liabilities:
Public warrants	$10,282	$—	$—	$10,282
Private placement warrants	—	8,610	—	8,610
Contingent liabilities from acquisitions	—	—	1,579	1,579
Liability classified warrants (a)	—	—	182	182

(a)	Included in other current liabilities on the balance sheet
The following table presents the Company’s financial assets and liabilities accounted for at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent liabilities from acquisitions	$—	$—	$5,104	$5,104
Liability classified warrants	—	—	1,021	1,021
Embedded redemption features on Convertible Notes	—	—	4,228	4,228
Embedded redemption features on Promissory Note	—	—	28,058	28,058
Embedded redemption features on 8090 FV Note	—	—	2,400	2,400
The following table summarizes changes in fair value of the Company’s level 3 liabilities during the periods presented:

	Contingent Liabilities from Acquisitions	Liability Classified Warrants	Embedded Redemption Features on Convertible Notes	Embedded Redemption Features on Promissory Note	Embedded Redemption Features on 8090 FV Note
Balance at December 31, 2020	$276	$330	$10,805	$19,607	$—
Derivative liabilities at issuance date	—	—	5,972	—	2,400
Contingent considerations and compensation at acquisition date	4,820	—	—	—	—
Settlement	(426)	—	—	—	—
Change in fair value included in the determination of net loss (a)	434	691	(12,549)	8,451	—

Balance at December 31, 2021	5,104	1,021	4,228	28,058	2,400
Liability classified warrants at issuance date	—	436	—	—	—
Contingent consideration at acquisition date	400	—	—	—	—
Contingent compensation recognized	1,273	—	—	—	—
Change in fair value included in the determination of net loss (a)	(2,121)	(115)	(2,097)	3,923	1,264
Earned contingent consideration settled	(531)	—	—	—	—
Cash contingent compensation earned and subsequently settled	(1,567)	—	—	—	—
Unearned contingent compensation reversal	(979)	—	—	—	—
Extinguishment and/or settlement upon conversion	—	(1,160)	(2,131)	(31,981)	(3,664)

Balance at December 31, 2022	$1,579	$182	$—	$—	$—

(a)	The change in contingent liabilities from acquisitions is recorded as transaction costs on the consolidated statements of operations and comprehensive loss.

Public Warrants
The fair value of the public warrants is estimated based on the quoted market price of such warrants on the valuation date. The public warrants were initially recognized as a liability in connection with the Business Combination on July 29, 2022 at a fair value of $5,688. As of December 31, 2022, the estimated fair value of the public warrants was $10,282. The non-cash
loss of $4,594 resulting from the change in fair value of the public warrants between July 29, 2022 and December 31, 2022 is recorded in change in fair value of warrant liabilities in our consolidated statements of operations and comprehensive loss during the year ended December 31, 2022.
Private Placement Warrants
The private placement warrants were initially recognized as a liability in connection with the Business Combination on July 29, 2022 at a fair value of $29,259. As of December 31, 2022, the estimated fair value of the private warrants was $8,610 and was determined based on the quoted price of the public warrants. The non-cash
gain of $20,650 resulting from the change in fair value of the public warrants between July 29, 2022 and December 31, 2022 is recorded in change in fair value of warrant liabilities in our consolidated statements of operations and comprehensive loss during the year ended December 31, 2022. The following table presents the assumptions used to determine the fair value of the private placement warrants at July 29,2022:

July 29, 2022
Valuation date share price	$8.43
Risk-free interest rate	2.7%
Expected volatility	40.0%
Expected dividends	0.0%
Expected term (years)	5.00
Fair value (in dollars)	$2.66
Contingent Liabilities from acquisitions
The contingent liabilities from acquisitions are classified as Level 3 in the fair value hierarchy. As of December 31, 2022, the Company estimated the fair value of Curate contingent consideration and compensation using a Monte Carlo simulation. These fair value measurements are based on significant inputs not observable in the market and thus represents Level 3 measurements as defined in ASC 820. Significant changes in the key assumptions and inputs could result in a significant change in the fair value measurement of the contingent consideration.
The following inputs and assumptions were used to value contingent liabilities from acquisitions as of December 31, 2022:

Curate
Risk premium	12.00%
Risk free rate	4.65%
Revenue volatility	25.00%
Expected life (years)	1.2
The Comerica Warrants and Eastward Warrants were recorded in other current liabilities at December 31, 2021 and were classified as Level 3 in the fair value hierarchy. In connection with the Closing, the holders of the Comerica Warrants and the Eastward Warrants exercised their warrants and at December 31, 2022 there are no outstanding Comerica Warrants and Eastward Warrants.

The Last Out Lender Warrants are classified as Level 3 in the fair value hierarchy. The fair value of the Last Out Lender Warrants (see Note 9, Debt) is calculated using the Black-Scholes calculation with the following inputs:

December 31, 2022
Common stock fair value	$6.33
Time to maturity (years)	2.5
Risk-free interest rate	4.30%
Volatility	50.0%
Exercise price	$8.56
Non-Financial
Assets and Liabilities Measured at Fair Value on a
Non-Recurring
Basis
The Company’s long-lived assets, including property and equipment, intangible assets and goodwill are measured at fair value on a non-recurring
basis when an impairment has occurred. Excluding the impairment of an operating lease asset related to certain unoccupied office space as disclosed in Note 5, Leases, no other impairment events were identified during the year ended December 31, 2022 and 2021.
Excluding a total of $1,267 earned cash contingent compensation related to FrontierView and Forge being transferred from Level 3 to Level 1 during the year ended December 31, 2022, there were no other transfers of assets or liabilities between levels during the year ended December 31, 2022 and 2021.
Changes to fair value are recognized as income or expense in the consolidated statements of operations and comprehensive loss.